UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg, Secretary Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2007 - April 30, 2008

Item 1.  Reports to Stockholders.

Financial Investors Trust

Annual Report

April 30, 2008

DIsclosure oF FunD expenses (unauDITeD)

As a shareholder of the U.S. Treasury Money Market Fund (the “Fund”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2007 and held until April 30, 2008.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table on the next page are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

1

Financial Investors Trust U.S. Treasury Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 11/1/07	Value 4/30/08	11/1/07-4/30/08*
Actual Fund Return	$1,000.00	$1,037.28	$1.63
Hypothetical Fund Return	$1,000.00	$1,023.26	$1.62

(1)

Prior to April 25, 2008, Financial Investors Trust included U.S. Treasury and Prime Money Market Funds. As previously disclosed to shareholders, on March 11, 2008, the Board of Trustees of the Financial Investors Trust authorized an orderly liquidation of the Prime Money Market Fund (the “Prime Fund”), subject to shareholder approval. Effective March 11, 2008, the Prime Fund was closed to new investors in preparation for the liquidation. As of April 25, 2008, no shareholders remained in the Prime Fund, and operations had ceased.

*

Expenses are equal to the annualized expense ratio of .33% multiplied by the average account value over the period, multiplied by the number of days in the first half-year divided by 366 days in the current year (to reflect the one-half year period).

asseT allocaTIon (unauDITeD)

April 30, 2008

U.S. Treasury Money Market Fund	Percentage of Fund’s Total Net Assets
U.S. Treasury Obligations	16.40%
Repurchase Agreements	83.76%

2

reporT oF InDepenDenT regIsTereD publIc accounTIng FIrm

To the Shareholders and Board of Directors of  U.S. Treasury Money Market Fund of Financial Investors Trust:

We have audited the accompanying statement of assets and liabilities of U.S. Treasury Money Market Fund of Financial Investors Trust (the”Fund”), including the statement of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Money Market Fund of Financial Investors Trust as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years the period then ended, in conformity with accounting principles generally accepted in the United States of America.

June 18, 2008

3

STATEMENT OF INVESTMENTS

u.S. TREASuRy MONEy MARkET fuND

April 30, 2008

Face Value		Value
	U.S. TREASURY OBLIGATIONS 16.40%
	U.S. Treasury Bill
$6,000,000	0.66%, 5/02/08 DN	$6,000,000

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $6,000,000)		$6,000,000

		Collateral
		Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 83.76%

Agreement with ABN AMRO Bank and Bank of NewYork (Tri-party), 1.80%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,060	1,200,000	$1,224,419

Agreement with Bank of America and Bank of NewYork (Tri-party),1.88%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,063	1,200,000	1,224,085

Agreement with Barclays and Bank of NewYork (Tri-party), 1.93%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,064	1,200,000	1,224,041

Agreement with BNP Paribas Securities Corp. and Bank of NewYork (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,224,038

Agreement with Deutsche Bank and Bank of New York (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,224,072

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,227,706

Agreement with Fortis Financial Services and Bank of NewYork (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,224,080

4

		Collateral
	Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

Agreement with Goldman Sachs and Bank of New York (Tri-party), 1.90%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations repurchase amount of $1,200,063	1,200,000	$1,224,002

Agreement with Greenwich Capital Markets Inc., and J.P. Morgan Chase & Co. (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,229,762

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,224,110

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 1.95%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,065	1,200,000	1,226,046

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party) 1.80%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,060	1,200,000	1,230,821

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 1.80%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $6,652,333	6,652,000	6,787,438

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 1.92%, dated 4/30/08 and maturing 5/1/08, collateralized by cash with a repurchase amount of $1,200,064	1,200,000	1,200,000

Agreement with Morgan Stanley & Co., Inc. and Bank of NewYork (Tri-party), 1.93%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $6,000,322	6,000,000	6,120,690

5

			Collateral
		Value	Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

	Agreement with Smith Barney Citigroup and Bank of NewYork (Tri-party), 1.85%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,062	1,200,000	$1,224,075

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 1.93%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,200,064	1,200,000	1,227,916

TOTAL REPURCHASE AGREEMENTS (Cost $30,652,000)		$30,652,000	$31,267,301

TOTAL INVESTMENTS (Cost $36,652,000)	100.16%	$36,652,000
Liabilities in Excess of Other Assets	(0.16)%	(57,837)
NET ASSETS	100.00%	$36,594,163

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $36,652,000

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

6

sTaTemenTs oF asseTs anD lIabIlITIes

April 30, 2008

U.S. Treasury
Money Market
Fund
ASSETS
Investments, at amortized cost(1)	$36,652,000
Interest receivable	1,610
Prepaid and other assets	2,144
Total Assets	36,655,754

LIABILITIES
Dividends payable	54,140
Accrued investment advisory fee	2,058
Accrued administration fee	3,501
Accrued board of trustees fee	54
Other payables	1,838
Total Liabilities	61,591

NET ASSETS	$36,594,163

COMPOSITION OF NET ASSETS
Paid-in capital	$36,594,367
Undistributed net investment income	464
Accumulated net realized loss	(668)
NET ASSETS	$36,594,163

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	36,628,796

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amounts of:	$30,652,000

See Notes to Financial Statements.

7

sTaTemenTs oF operaTIons)

For the Year ended April 30, 2008

U.S. Treasury
Money Market
Fund
INVESTMENT INCOME
Interest Income	$1,732,071
Total Investment Income	$1,732,071

EXPENSES
Investment advisory fee	45,126
Administration services	600,723
Legal	807
Reports to Shareholders	1,012
Insurance	5,457
State Registration	7,833
Board of Trustees	4,567
Miscellaneous	3,853
Total Expenses before fee waivers	669,378
Expenses waived by administrator	(513,017)
Expenses waived by investment advisor	(15,042)
Net Expenses	141,319

NET INVESTMENT INCOME AND NET INCREASE IN
NET ASSETS RESULTING FROM OPERATIONS	$1,590,752

See Notes to Financial Statements.

8

STATEMENTS OF CHANGES IN NET ASSETS

April 30, 2008

	U.S. Treasury Money Market Fund
	For theYears Ended April 30,
	2008	2007
OPERATIONS
Net investment income	$1,590,752	$1,706,222
Net increase in net assets resulting from operations	1,590,752	1,706,222

DISTRIBUTIONS
Dividends to shareholders from net investment income	(1,590,752)	(1,706,222)
Net decrease in net assets from distributions	(1,590,752)	(1,706,222)

BENEFICIAL INTEREST TRANSACTIONS (1)
Shares sold	140,709,728	72,337,941
Dividends reinvested	1,669,920	1,673,340
Shares redeemed	(145,850,446)	(65,591,398)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(3,470,798)	8,419,883

Net increase/(decrease) in net assets	(3,470,798)	8,419,883

NET ASSETS
Beginning of year	40,064,961	31,645,078
End of year*	$36,594,163	$40,064,961

* Includes undistributed net investment income of:	$464	$464

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

9

FInancIal HIgHlIgHTs

u.S. TREASuRy MONEy MARkET fuND

Selected data for a share of beneficial interest outstanding throughout the years indicated:

	For theYears Ended April 30,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.04	0.05	0.03	0.01	0.01
Net realized gain	—	—	—	0.00 (1)	—
Total from investment operations	0.04	0.05	0.03	0.01	0.01

Distributions
From net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)
From net realized gain	—	—	—	0.00 (1)	—
Total distributions	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (2)	3.74%	5.01%	3.56%	1.54%	0.76%

Ratios/Supplemental Data
Net assets, end of year (000)	$36,594	$40,065	$31,645	$35,934	$45,762
Ratio of expenses to average net assets	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	3.70%	4.90%	3.50%	1.44%	0.78%
Ratio of expenses to average net assets without fee waivers	1.56%	1.89%	1.80%	1.65%	1.18%
Ratio of net investment income to average net assets without fee waivers	2.47%	3.34%	2.03%	0.12%	(0.07)%

(1)	Less than $0.005 per share.
(2)	Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

10

noTes To FInancIal sTaTemenTs

SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust (the”Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust’s U.S. Treasury Money Market Fund (the “Fund”). Prior to April 25, 2008, the Trust included U.S. Treasury and Prime Money Market Funds.  On March 11, 2008, the Board of Trustees of the Trust authorized a liquidation of the Prime Money Market Fund (the “Prime Fund”), subject to shareholder approval. Effective March 11, 2008, the Prime Fund was closed to new investors. As of April 25, 2008, no shareholders remained in the Prime Fund, and operations had ceased. The financial statements for the remaining operational funds of the Trust, American Freedom U.S. Government Money Market Fund (formerly known as U.S. Government Money Market Fund) and Listed Private Equity Fund, are stated separately.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”),”FairValue Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

noTes To FInancIal sTaTemenTs

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2008.

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments(a)
Level 1-Quoted Prices	$36,652,000	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$36,652,000	—

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the year ended April 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying financial statements.

At April 30, 2008, the Fund had available for federal income tax purposes unused capital loss carryovers of:

	Capital Loss	Year of
Fund	Carryovers	Expiration
U.S.Treasury Money Market Fund	668	2013

12

noTes To FInancIal sTaTemenTs

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Fund during the years ended April 30, 2008 and 2007, respectively, were as follows:

	U.S Treasury Money Market
Distributions paid from	2008	2007
Ordinary Income	$1,590,752	$1,706,222
Total	$1,590,752	$1,706,222

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

U.S Treasury Money Market
Undistributed ordinary income	$464
Accumulated net realized loss	(668)
Total	$204

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a”more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. As of October 31, 2007 management of the Funds has evaluated the application of FASB Interpretation No. 48 to the Funds and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds’ financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2005 through April 30, 2008. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2004 through April 30, 2008. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Expenses: Some expenses of the Trust can be directly attributed to a fund or a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

13

noTes To FInancIal sTaTemenTs

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements: In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management of the Funds is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Funds’ financial statements.

INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

On September 4, 2007, the Trust’s Board of Trustees renewed and approved the Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to this advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of the Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reaches $1 billion.

ALPS Fund Services, Inc. (“ALPS”) serves as the Funds’ administrator. ALPS is entitled to receive a fee from the Fund for its administrative services, computed daily and payable monthly based on the following fee schedule:

Average Net Assets*
First $500 million	.26%
Next $500 million	.24%
In excess of $1 billion	.22%

*          Subject to a minimum monthly fee of $50,000

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2009, to the extent necessary for the Fund to maintain a total expense ratio of no more than 0.33% of its average net assets. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

Shareholders holding more than 5.00% of the Fund’s outstanding shares as of April 30, 2008 constituted 43.26% of the Fund.

14

FunDHolDIngs (unauDITeD)

The Fund files complete schedules of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec. gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FunD proxY VoTIng polIcIes & proceDures (unauDITeD)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

15

TrusTees & oFFIcers (unauDITeD)

As of April 30,2008, the Fund represented one of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-298-3442. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

OFFICERS

Name,	Position(s)	Term of Office,	Principal Occupation During the
Address	Held	Length of	Past 5 Years and other Directorships
& Age	with Funds	Time Served	Held by Trustee/Officer

Edmund J. Burke, (47) 1290 Broadway Suite 1100 Denver, CO 80203	President	Edmund J. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS (since 2005), President and a Director of ALPS Advisers, Inc. (since 2001), President and a Director of ALPS Financial Services, Inc. and ALPS Distributors, Inc. (1991-2005). Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust; Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

Jeremy O. May, (38) 1290 Broadway Suite 1100 Denver, CO 80203	Treasurer	Jeremy May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Fund as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Financial Investors Variable Insurance Trust; and President, Chairman and Trustee of the ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

16

Name,	Position(s)	Term of Office,	Principal Occupation During the
Address	Held	Length of	Past 5 Years and other Directorships
& Age	with Funds	Time Served	Held by Officer

JoEllen L. Legg, (46) 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	JoEllen Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 2004) and at Patton Boggs LLP (2004 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Reaves Utility Income Fund, Utopia Funds and Westcore Trust; and Assistant Secretary of the Stone Harbor Investment Funds.

Michael Akins, (31) 1290 Broadway Suite 1100 Denver, CO 80203	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO of the Trust at the June 13, 2006 meet- ing of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, (36) 1290 Broadway Suite 1100 Denver, CO 80203,	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

17

INTERESTED TRUSTEES

Funds in
			Principal	Fund	Other
Name,	Position(s)	Term of Office,	Occupation(s)	Complex	Directorships
Address	Held	Length of	During	Overseen by	Held by
& Age	with Funds	Time Served	Past 5 Years	Trustee	Trustee

W. Robert Alexander, (80) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS”) and ALPS Distributors Inc. (“ADI”) until September 30, 2005, which provides admin- istration and dis- tribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is con- sidered an “inter- ested” Trustee of the Trust. Mr. Alexander is for- merly Chairman and a member of the Board of Trustees Clough Global Allocation Fund, Clough Equity Fund, and Clough Global Opportunities Fund until July 12, 2006. Mr. Alexander is a trustee of two Colorado founda- tions, A.V. Hunter Inc. and the Hughes Trust.

				4	Mr. Alexander is a Trustee of Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund (1 fund).

18

INDEPENDENT TRUSTEES

				Funds in
			Principal	Fund	Other
Name,	Position(s)	Term of Office,	Occupation(s)	Complex	Directorships
Address	Held	Length of	During	Overseen by	Held by
& Age	with Funds	Time Served	Past 5 Years	Trustee	Trustee

Mary K. Anstine, (67) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee .	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust; ALPS Variable Insurance Trust; ALPS ETF Trust; Reaves Utility Income Fund; and Westcore Trust.	4

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund (1 fund); and Westcore Trust (11 funds).

John R. Moran, Jr., (77) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado.	4	None.

19

				Funds in
			Principal	Fund	Other
Name,	Position(s)	Term of Office,	Occupation(s)	Complex	Directorships
Address	Held	Length of	During	Overseen by	Held by
& Age	with Funds	Time Served	Past 5 Years	Trustee	Trustee
Edwin B. Crowder, (76) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Crowder was elected at a special meet- ing of share- holders held on March 21, 1997.	Mr. Crowder is the President and owner (of) Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.	4	None.

Jeremy W. Deems, (31) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	4	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

20

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER
AGENT & FUND ACCOUNTANT
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please
call 1.800.298.3442 or visit
www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

FIT000247 12/31/2008

AMERICAN FREEDOM

U.S. GOVERNMENT

MONEY MARKET FUND

Annual Report

April 30, 2008

Formerly Known as the U.S. Government Money Market Fund

FINANCIAL INVESTORS TRUST

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of the American Freedom U.S. Government Money Market Fund (the “Fund”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2007 and held until April 30, 2008.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period 11/1/07-4/30/08*
Actual Fund Return	$1,000.00	$1,043.09	$1.07
Hypothetical 5% Return	$1,000.00	$1,023.82	$1.06

Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.

*                 Expenses are equal to the annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by the number of days in the first half-year divided by 366 days in the cur- rent year (to reflect the one-half year period).

ASSET ALLOCATION (UNAUDITED)

April 30, 2008

U.S. Government & Agency Obligations	34.47%
Repurchase Agreements	65.64%

Percentage of Fund’s Total Net Assets

1

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of American Freedom
U.S. Government Money Market Fund of Financial Investors Trust:

We have audited the accompanying statement of assets and liabilities of American Freedom U.S. Government Money Market Fund of Financial Investors Trust (the “Fund”), including the statement of investments, as of April 30, 2008, and the related statements of operation for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Freedom U.S. Government Money Market Fund of Financial Investors Trust as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

June 18, 2008

2

STATEMENT OF INVESTMENTS

April 30, 2008

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 34.47%
	Federal Home Loan Bank
$20,000,000	2.54%*, 5/1/08	$20,000,000
25,000,000	2.93%*, 5/20/08	25,000,000
20,000,000	2.08%, 6/27/08 DN	19,934,133
20,000,000	2.71%, 4/3/09	20,000,000

	Federal Home Loan Mortgage Corporation
20,000,000	2.41%, 6/6/08 DN	19,951,800
20,000,000	2.15%, 8/18/08 DN	19,871,017

	Federal National Mortgage Association
25,000,000	2.31%*, 5/1/08	24,996,281

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $149,753,231)		149,753,231

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 65.64%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	$17,340,069

Agreement with Bank of America and Bank of New York (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,340,870

Agreement with Barclays and Bank of New York (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,340,560

3

	Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (cont’d)

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	$17,340,353

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party) 1.98%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,343,014

Agreement with Deutsche Bank and Bank of New York (Tri-party),1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $80,004,378	80,000,000	81,601,022

Agreement with Goldman Sachs and J.P. Morgan Chase & Co. (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,340,090

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,340,666

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party) 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $18,157,994	18,157,000	18,523,454

Agreement with Merrill Lynch and Bank of New York (Tri-party)1.90%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,897	17,000,000	17,341,343

4

		Value	Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (cont’d)

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party) 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	$17,384,391

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,340,342

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 1.97%, dated 4/30/08 and maturing 5/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $17,000,930	17,000,000	17,343,620

TOTAL REPURCHASE AGREEMENTS (Cost $285,157,000)		$285,157,000	$290,919,794

TOTAL INVESTMENTS (Cost $434,910,231)	100.12%	$434,910,231
Liabilities in Excess of Other Assets	(0.12)%	(500,809)
NET ASSETS	100.00%	$434,409,422

*                 Floating rate security - rate disclosed as of April 30, 2008. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information: Total cost for federal income tax purposes - $434,910,231

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

5

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

ASSETS
Investments, at amortized cost (1)	$434,910,231
Interest receivable	296,502
Prepaid and other assets	59,354
Total Assets	435,266,087

LIABILITIES
Dividends payable	784,594
Accrued investment advisory fee	26,127
Accrued administration fee	38,763
Other payables	7,181
Total Liabilities	856,665
NET ASSETS	$434,409,422

COMPOSITION OF NET ASSETS
Paid-in capital	$434,383,630
Undistributed net investment income	1,490
Accumulated net realized gain	24,302
NET ASSETS	$434,409,422

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	434,236,899

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amount of:	$285,157,000

See Notes to Financial Statements.

6

STATEMENT OF OPERATIONS

For theYear EndedApril 30, 2008

INVESTMENT INCOME
Interest Income	$21,533,199
Total Investment Income	$21,533,199

EXPENSES
Investment advisory fee	508,415
Administration services	772,367
Legal	7,040
Reports to Shareholders	1,867
Insurance	58,433
State Registration	5,306
Board of Trustees	33,915
Miscellaneous	16,358
Total Expenses before fee waivers	1,403,701
Expenses waived by administrator	(264,312)
Expenses waived by investment advisor	(169,472)
Net Expenses	969,917
NET INVESTMENT INCOME	20,563,282
Net realized gain on investments	25,495

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,588,777

See Notes to Financial Statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended April 30,
	2008	2007(1)
OPERATIONS
Net investment income	$20,563,282	$16,517,563
Net realized gain on investments	25,495	—
Net increase in net assets resulting from operations	20,588,777	16,517,563

DISTRIBUTIONS
Dividends to shareholders from net investment income	(20,563,282)	—
Class I	—	(16,517,231)
Class II	—	(332)
Net decrease in net assets from distributions	(20,563,282)	(16,517,563)

BENEFICIAL INTEREST TRANSACTIONS (2)
Class I
Shares sold	1,235,921,967	1,089,778,228
Dividends reinvested	18,936,545	14,075,337
Shares redeemed	(1,226,415,885)	(912,819,103)
Class II
Dividends reinvested	—	360
Shares redeemed	—	(15,587)
Net increase in net assets derived from beneficial interest transactions	28,442,627	191,019,235

Net increase in net assets	28,468,122	191,019,235

NET ASSETS
Beginning of year	405,941,300	214,922,065
End of year*	$434,409,422	$405,941,300

* Includes undistributed net investment income of:	$1,490	$1,490

(1)          Effective October 12, 2006, no shareholders remained in Class II of the Fund and therefore ceased operations on October 25, 2006.

(2)          At net asset value of $1.00 per share.

See Notes to Financial Statements.

8

INTENTIONALLY LEFT BLANK

9

FINANCIAL HIGHLIGHTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND(1)

Selected data for a share of beneficial interest outstanding throughout the years indicated:

	For the Years Ended April 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.04	0.05	0.04	0.02	0.01
Net realized gain	—	—	—	—	—
Total from investment operations	0.04	0.05	0.04	0.02	0.01

DISTRIBUTIONS
From net investment income	(0.04)	(0.05)	(0.04)	(0.02)	(0.01)
From net realized gain	—	—	—	—	—
Total distributions	(0.04)	(0.05)	(0.04)	(0.02)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (2)	4.31%	5.20%	3.77%	1.68%	0.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)	$434,409	$405,941	$214,907	$245,040	$245,482

Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.25%	5.09%	3.69%	1.64%	0.94%
Ratio of expenses to average net assets without fee waivers	0.29%	0.30%	0.30%	0.30%	0.28%
Ratio of net investment income to average net assets without fee waivers	4.16%	4.99%	3.59%	1.54%	0.86%

(1)          Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.

(2)          Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

10

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust and registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund (the “Fund”) was known as the Financial Investors Trust U.S. Government Money Market Fund which is one of three separate series offered to the public under the Trust. The financial statements included herein relate solely to the Trust’s American Freedom Family of Funds which includes only the U.S. Government Money Market Fund. The financial statements of the remaining funds of the Trust are presented separately. The Fund historically offered two classes of shares (Class I and Class II). On September 27, 2006, shareholders were informed that Class II was closed to new investors. As of October 12, 2006, no shareholders remained in Class II of the Fund and therefore Class II ceased operations on October 25, 2006. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges along with other types of shareholder fees. The Fund’s principal investment policy is to invest in direct obligations of the U.S. Treasury , and other direct obligations of the U.S government or its agencies, and repurchase agreements collateralized by the U.S Treasury obligations.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

NOTES TO FINANCIAL STATEMENTS

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments(1)
Level 1-Quoted Prices	$434,910,231	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$434,910,231	—

(1)   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the year ended April 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying financial statements.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of April 30, 2008, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Funds. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2005 through April 30, 2008. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2004 through April 30, 2008. To our knowledge there are no federal or Colorado income tax returns currently under examination.

12

NOTES TO FINANCIAL STATEMENTS

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Funds during the years ended April 30, 2008 and 2007, respectively, were as follows:

	2008	2007
Distributions paid from:
Ordinary Income	$20,563,282	$16,517,563
Total	$20,563,282	$16,517,563

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,490
Accumulated net realized gain	24,302
Total	$25,792

Expenses: Some expenses of the Trust can be directly attributed to a fund or a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements: In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management of the Fund is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

2.              INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

On September 4, 2007, the Trust’s Board of Trustees renewed and approved the Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to this advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate

13

NOTES TO FINANCIAL STATEMENTS

of 0.105% of the Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reach $1 billion.

ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly based on the following fee schedule:

Average NetAssets*
First $500 million	.16%
Next $500 million	.14%
In excess of $1 billion	.12%

*    Subject to a minimum monthly fee of $30,000.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2009, to the extent necessary for Class I to maintain a total expense ratio of no more than 0.20% of its average net assets. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

Shareholders holding more than 5.00% of the Fund’s outstanding shares as of April 30, 2008 constituted 6.49% of the American Freedom U.S. Government Money Market Fund.

FUND HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:// www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:///www.sec.gov.

14

TRUSTEES AND OFFICERS (UNAUDITED)

As of April 30, 2008, the Fund represented one of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-862-3040. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

W. Robert Alexander, age 80 1290 Broadway Suite 1100 Denver, CO 80203	Trustee & Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS” and ALPS Distributors Inc. (“ADI”) until September 30, 2005, which provides administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is formerly Chairman and a member of the Board of Trustees Clough Global Allocation Fund, Clough Equity Fund, and Clough Global Opportunities Fund until July 12, 2006. Mr. Alexander is a trustee of two Colorado foundations, A.V. Hunter Inc. and the Hughes Trust

				4	Mr. Alexander is a Trustee of Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund (1 fund).

15

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer

Edmund J. Burke, age 47 1290 Broadway Suite 1100 Denver, CO 80203	President	Edmund J. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS (since 2005), President and a Director of ALPS Advisers, Inc. (since 2001), President and a Director of ALPS Financial Services, Inc. and ALPS Distributors, Inc. (1991-2005). Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust; Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All- Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

Jeremy O. May, age 38 1290 Broadway Suite 1100 Denver, CO 80203	Treasurer	Jeremy May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Fund as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Financial Investors Variable Insurance Trust; and President, Chairman and Trustee of the ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

16

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer

JoEllen L. Legg, age 46 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	JoEllen Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 – 2004) and at Patton Boggs LLP (2004 – 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Reaves Utility Income Fund, Utopia Funds and Westcore Trust; and Assistant Secretary of the Stone Harbor Investment Funds.

Michael Akins, age 31 1290 Broadway Suite 1100 Denver, CO 80203	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 36 1290 Broadway Suite 1100 Denver, CO 80203	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

17

INDEPENDENT TRUSTEES

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Mary K. Anstine, age 67 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997.	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust; ALPS Variable Insurance Trust; ALPS ETF Trust; Reaves Utility Income Fund; and Westcore Trust.	4

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund (1 fund); and West- core Trust (11 funds).

John R. Moran, Jr., age 77 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado.	4	None

18

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Edwin B. Crowder, age 76 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Crowder was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.	4	None

Jeremy W. Deems, age 3 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	4	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

19

INVESTMENT ADVISER

SSgA Funds Management, Inc.

1 Lincoln Street

Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT &

FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

LEGAL COUNSEL

Davis Graham & Stubbs LLP

1550 Seventeenth Street

Suite 500

Denver, Colorado 80202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 Seventeenth Street

Suite 3600

Denver, Colorado 80202

CUSTODIAN

State Street Bank & Trust Company

750 Main Street

Suite 1114

Hartford, Connecticut 06103

SUB-CUSTODIAN

State Street Bank & Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please call 800.862.3040 or visit

www.AmericAnFreedomFunds.com

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

LISTED PRIVATE EQUITY FUND

An ALPS Advisers, Inc. Solution

ANNUAL REPORT

CLASS A, I & R SHARES

April 30, 2008

SHAREHOLDER LETTER (UNAUDITED)

We welcome you as the first shareholders in the Listed Private Equity Fund. We appreciate your confidence in Red Rocks as the investment manager. Our goal is simple: to provide investors with a globally diversified portfolio of quality publicly-listed private equity companies.*

Private Equity is a long term investment strategy that can reward those who are patient. Many of the world’s most sophisticated investors have long embraced private equity in their asset allocation models and have been amply rewarded with their long term view of the asset class. This fund will be managed with a similar approach; identifying and investing in long term, high quality publicly-listed private equity companies.

The past 9-12 months have posed some significant challenges for the investment world. The credit and equity markets have been shaken by the de-levering within the financial system. This has led to disruptions and uncertain valuations for a large number of companies worldwide. Within the private equity sector, we believe the market has overstated the impact that such events will have on transactions and valuations of businesses, especially those involving leverage. Large, well-publicized, international, leveraged buyouts are only one example of the many successful private equity strategies that have worked well over the past few years. While there are exceptions to the rule, the majority of private equity firms are not highly dependent on large amounts of debt to consummate their deals and make their investments work. Smaller private equity investments, those that we would define as less than $1 billion, require modest amounts of debt. Such examples include mezzanine debt, recapitalizations, mid-market trade sales, management buy-outs, venture capital and seed investing. While the prevailing view of the relationship between private equity and the global capital markets, especially the credit and debt markets, detracted from performance during the period, current market conditions have traditionally produced bargain valuations.

The current market provides investors with opportunities as well as value traps. In our opinion, names such as KKR Private Equity Investors LP and Conversus Capital LP, two of our larger holdings, provide good long term values. We are optimistic about our current portfolio allocations, both domestic and international. To date, our diversified style focus has been on the companies invested in the smaller end of the buy-out world and the larger end of mid-market transactions, with a heavier weighting toward mid-to-late stage investments. Our portfolio remains indirectly diversified in terms of industry and geography, with the largest positions in the UK, Europe, Russia and North America. We expect to selectively expand our exposure in Asia, Latin America and Eastern Europe throughout 2008, as we find new opportunities.

* Publicly-listed private equity companies means securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies.

Listed Private Equity Fund Annual Report	April 30, 2008 www.alpsfunds.com

LISTED PRIVATE EQUITY FUND DIVERSIFICATION**

Stage of Investment	Geographic Diversification

Industry Diversification

**Provided by Red Rocks Capital LLC. Reflects the percentages of the underlying investments of the listed private equity companies owned by the Fund as of 4/30/08.

April 30, 2008 marked the Fund’s first four months of existence. During that period, the Fund was down -5.30% compared with
-6.02% and -4.28% for the S&P Listed Private Equity Index(2) and the MSCI World Index(3), respectively.

The performance of our top holdings was mixed during the period. KKR Private Equity Investors LP and Conversus Capital LP were detractors during the period. KKR Private Equity Investors LP is an example of a firm that was hurt by negative press and mis-perception. We believe that both KKR Private Equity Investors LP and Conversus Capital LP are currently undervalued and we are optimistic about the future prospects for both firms because their underlying investments are sound, well managed and diversified.

Ratos AB and Babcock & Brown Infrastructure Group had strong performance during the period and are good examples of high quality mid-size firms that we like. Ratos’ performance was aided by the recent acquisition of a top quality Swiss medical device company.

Our nearer-term outlook for the private equity market is conservative. We expect to see overall returns in the asset class moderate when compared to the above-trend performance that was shown during the last few years. However, we expect that the recent credit upheaval will have a limited impact on the long-term value of many of our holdings. Low interest rates and falling business valuations should bode well for private equity returns in the future. As 2008 matures, it should be an active year for private equity, as many firms have large amounts of cash waiting to be deployed. We are comfortable with the positioning of the Fund and believe that our focus on smaller, high-quality firms located outside the U.S. will benefit over the longer-term.

Thank you again for your investment in the Listed Private Equity Fund. We believe that your long-term growth of capital will be rewarding.

Sincerely,

Adam Goldman

Mark Sunderhuse

(1)

S&P 500 Index: The Standard & Poor’s Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The index figures do not reflect any deduction for fees, expenses or taxes.

(2)

S&P Listed Private Equity Index: The S&P Listed Private Equity Index is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. The index figures do not reflect any deduction for fees, expenses or taxes.

(3)

MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. The index figures do not reflect any deduction for fees, expenses or taxes.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of Listed Private Equity Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 31, 2007 and held until April 30, 2008.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table on the next page is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account		During
	Value	Value	Expense	Period(b)
	12/31/07	04/30/08	Ratio(a)	12/31/07-04/30/08
Class A
Actual	$1,000.00	$947.00	1.25%	$3.99
Hypothetical	$1,000.00	$1,012.30	1.25%	$4.12

Class I
Actual	$1,000.00	$947.00	1.00%	$3.20
Hypothetical	$1,000.00	$1,013.10	1.00%	$3.31

Class R
Actual	$1,000.00	$946.00	1.50%	$4.79
Hypothetical	$1,000.00	$1,011.47	1.50%	$4.95

(a)	The Listed Private Equity Fund commenced operations on December 31, 2007. The Fund’s expenses have been annualized from the period December 31, 2007 through April 30, 2008.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (122), then divided by 366 (to reflect the one-half year period).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Listed Private Equity Fund of Financial Investors Trust:

We have audited the accompanying statement of assets and liabilities of Listed Private Equity Fund of Financial Investors Trust (the “Fund”), including the statement of investments, as of April 30, 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 31, 2007 (inception) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Listed Private Equity Fund of Financial Investors Trust as of April 30, 2008, and the results of its operations, the changes in net assets, and the financial highlights for the period from December 31, 2007 (inception) to April 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

June 18 , 2008

STATEMENT OF INVESTMENTS

April 30, 2008

		Market Value
	Shares	(Note 1)
COMMON STOCKS (96.64%)
DIVERSIFIED (6.61%)
Diversified Operations (5.26%)
Wendel Investissement	210	$29,062
Wesfarmers, Ltd.	450	15,879
		44,941

Holding Companies-Diversified (1.35%)
Leucadia National Corp.	225	11,525

TOTAL DIVERSIFIED		56,466

FINANCIAL (87.29%)
Closed-End Funds (10.81%)
Candover Investments PLC	450	18,772
Continental Venture Capital, Ltd.	20,000	18,587
Dunedin Enterprise Investment Trust PLC	850	6,591
Electra Private Equity PLC (a)	475	14,875
Graphite Enterprise Trust PLC	1,200	10,140
HgCapital Trust PLC	450	7,883
JZ Equity Partners PLC	6,700	15,453
		92,301

Diversified Financial Services (15.99%)
Brait SA	4,900	12,960
Conversus Capital LP	2,275	47,774
Fortress Investment Group LLC, Class A	1,000	14,600
Onex Corp.	1,150	36,061
The Blackstone Group LP	1,350	25,205
		136,600

Investment Companies (46.15%)
American Capital Strategies, Ltd.	1,300	41,275
Ares Capital Corp.	1,575	17,734
Arques Industries AG	1,025	13,940
BlackRock Kelso Capital Corp.	1,750	21,543
Capital Southwest Corp.	150	17,841
CapMan Oyj, B Shares	3,900	14,981
Eurazeo	200	25,936
European Capital, Ltd.	3,350	28,247
Hercules Technology Growth Capital, Inc.	2,000	20,300
KKR Financial Holdings LLC	900	11,430
KKR Private Equity Investors LP	5,100	75,989

		Market Value
	Shares	(Note 1)
Investment Companies (con’t)
MVC Capital, Inc.	900	$14,004
NGP Capital Resources Co.	650	10,485
Prospect Capital Corp.	1,675	24,857
Ratos AB, B Shares	800	27,994
RHJ International (a)	1,000	13,194
TICC Capital Corp.	1,975	14,378
		394,128

REITS (2.18%)
CapitalSource, Inc.	1,325	18,616

Venture Capital (12.16%)
3i Group PLC	2,300	39,306
Deutsche Beteiligungs AG	550	13,663
GIMV N.V.	100	7,261
IP Group PLC (a)	1,900	3,948
JAFCO Co., Ltd.	500	19,907
Japan Asia Investment Co., Ltd.	2,000	9,886
NIF SMBC Ventures Co., Ltd. (a)	10	9,905
		103,876

TOTAL FINANCIAL		745,521

UTILITIES (2.74%)
Electric (2.74%)
Babcock & Brown Infrastructure Group	21,600	23,437

TOTAL UTILITIES		23,437

TOTAL COMMON STOCKS (Cost $853,371)		825,424

See Notes to Financial Statements

	Interest		Market Value
	Rate	Shares	(Note 1)
SHORT TERM INVESTMENTS (4.47%)
MONEY MARKET FUNDS (4.47%)
Dreyfus Cash Advantage Plus Fund (b)	2.89%	38,167	$38,167

TOTAL MONEY MARKET FUNDS			38,167

TOTAL SHORT TERM INVESTMENTS (Cost $38,167)			38,167

TOTAL INVESTMENTS (101.11%) (Cost $891,538)			$863,591

Liabilities In Excess Of Other Assets (-1.11%)			(9,460)

NET ASSETS (100.00%)			$854,131

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Public Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

(a)	Non-Income Producing Security.
(b)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

ASSETS:
Investments, at value	$863,591
Foreign currency, at value (Cost $50)	50
Receivable from advisor	26,046
Prepaid offering costs	54,201
Interest and dividends receivable	1,783
Other assets	13,157
Total Assets	958,828

LIABILITIES:
Payable for investments purchased	12,128
Payable for distribution fees	500
Payable to trustees	75
Payable for offering costs	51,691
Accrued expenses and other liabilities	40,303
Total Liabilities	104,697
NET ASSETS	$854,131

NET ASSETS CONSIST OF:
Paid-in capital	$868,300
Undistributed net investment income	10,584
Accumulated net realized gain on investments	3,220
Net unrealized depreciation on investments	(27,973)
NET ASSETS	$854,131

INVESTMENTS, AT COST	$891,538

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$9.47
Net Assets	$832,163
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	87,915

Class I:
Net Asset Value, offering and redemption price per share	$9.47
Net Assets	$21,022
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,219

Class R:
Net Asset Value, offering and redemption price per share	$9.46
Net Assets	$946
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	100

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2008(a)

INVESTMENT INCOME:
Interest	$846
Dividends	11,915
Other Income	29
Foreign taxes withheld	(596)
Total Investment Income	12,194

EXPENSES:
Investment advisory fee	1,739
Administrative fee	164
Custodian fee	4,064
Legal and audit fee	31,648
Transfer agent fee	3,187
Trustees’ fees and expenses	90
Reports to shareholder and printing fees	3,623
Distribution and service fees
12b-1 Class A	499
12b-1 Class R	1
Registration fee	516
Offering costs	27,100
Other	7,176
Total expenses before waiver	79,807
Less fees waived/reimbursed by investment advisor
Class A	(75,556)
Class I	(1,574)
Class R	(129)
Total Net Expenses	2,548
NET INVESTMENT INCOME	9,646

Net realized gain on investments	2,662
Net realized loss on foreign currency transactions	(251)
Net change in unrealized appreciation/(depreciation) on investments	(40,815)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	12,842
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(25,562)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,916)

(a)    The Fund commenced operations on December 31, 2007.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2008(a)
OPERATIONS:
Net investment income	$9,646
Net realized gain on investments	2,662
Net realized loss on foreign currency transactions	(251)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(27,973)
Net decrease in net assets resulting from operations	(15,916)

SHARE TRANSACTIONS: (Note 2)
Class A
Proceeds from sale of shares	848,083
Issued to shareholders in reinvestment of distributions	—
Cost of shares redeemed	—
Net increase from share transactions	848,083
Class I
Proceeds from sale of shares	20,964
Issued to shareholders in reinvestment of distributions	—
Cost of shares redeemed	—
Net increase from share transactions	20,964
Class R
Proceeds from sale of shares	1,000
Issued to shareholders in reinvestment of distributions	—
Cost of shares redeemed	—
Net increase from share transactions	1,000
Net increase in net assets	$854,131

NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment income of $10,584)	$854,131

(a)    The Fund commenced operations on December 31, 2007.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Class A
	Period Ended
	April 30, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11
Net realized and unrealized loss on investments	(0.64)
Total from Investment Operations	(0.53)

LESS DISTRIBUTIONS:
From net investment income	—
From capital gains	—
Total Distributions	—

NET DECREASE IN NET ASSET VALUE	(0.53)
NET ASSET VALUE, END OF PERIOD	$9.47
TOTAL RETURN	(5.30	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$832

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.68	%(c)
Operating expenses including reimbursement/waiver	1.25	%(c)
Operating expenses excluding reimbursement/waiver	39.07	%(c)
PORTFOLIO TURNOVER RATE	15.29	%(d)

(a)	The Fund commenced operations on December 31, 2007.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2008 were $953,337 and $97,780, respectively.

See Notes to Financial Statements.

	Class I
	Period Ended
	April 30, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13
Net realized and unrealized loss on investments	(0.66)
Total from Investment Operations	(0.53)

LESS DISTRIBUTIONS:
From net investment income	—
From capital gains	—
Total Distributions	—

NET DECREASE IN NET ASSET VALUE	(0.53)
NET ASSET VALUE, END OF PERIOD	$9.47
TOTAL RETURN	(5.30	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$21

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	6.11	%(c)
Operating expenses including reimbursement/waiver	1.00	%(c)
Operating expenses excluding reimbursement/waiver	35.33	%(c)
PORTFOLIO TURNOVER RATE	15.29	%(d)

(a)	The Fund commenced operations on December 31, 2007.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2008 were $953,337 and $97,780, respectively.

See Notes to Financial Statements.

	Class R
	Period Ended
	April 30, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12
Net realized and unrealized loss on investments	(0.66)
Total from Investment Operations	(0.54)

LESS DISTRIBUTIONS:
From net investment income	—
From capital gains	—
Total Distributions	—

NET DECREASE IN NET ASSET VALUE	(0.54)
NET ASSET VALUE, END OF PERIOD	$9.46
TOTAL RETURN	(5.40	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.90	%(c)
Operating expenses including reimbursement/waiver	1.50	%(c)
Operating expenses excluding reimbursement/waiver	43.39	%(c)
PORTFOLIO TURNOVER RATE	15.29	%(d)

(a)	The Fund commenced operations on December 31, 2007.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2008 were $953,337 and $97,780, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Listed Private Equity Fund (the “Fund”) is one of three separate series offered to the public under the Trust. This Fund commenced operations on December 31, 2007. The Fund has three classes of shares authorized: Class A, Class I and Class R. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4 p.m. Eastern time). With respect to the Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established

NOTES TO FINANCIAL STATEMENTS

is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the applicable Fund.

All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund generally values their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a readily available market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on December 31, 2007. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund investments as of the reporting period end. These inputs are categorized in the following hierarchy

NOTES TO FINANCIAL STATEMENTS

under applicable financial accounting standards:

• Level 1 – Quoted prices in active markets for identical investments

• Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$863,591	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$863,591	—

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended April 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management has concluded there is no impact on the adoption of SFAS No. 159 on the Fund’s financial statements.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers.

NOTES TO FINANCIAL STATEMENTS

Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at April 30, 2008.

Expenses: Some expenses of the Trust can be directly attributed to a fund for a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Sub-chapter M of the Internal Revenue Code applicable to regulated investment

NOTES TO FINANCIAL STATEMENTS

companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for a Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

Components of Earnings: At April 30, 2008, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in book and tax distributions, differing tax treatment of foreign currency and certain other investments and treatment of net investment loss. The reclassifications were as follows:

	Increase/(Decrease)	Increase/(Decrease)
	Accumulated Net	Accumulated
Increase/(Decrease)	Investment	Net Realized
Paid in-capital	Income/(Loss)	Gain/(Loss)
(1,747)	938	809

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

2008
Undistributed ordinary income	$18,078
Accumulated net realized gain	115
Unrealized Depreciation	(31,290)
Other Cumulative Effect of Timing Differences	(1,072)
Total	$(14,169)

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their

NOTES TO FINANCIAL STATEMENTS

technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of April 30, 2008, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Funds. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2008. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2008. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Net Unrealized Appreciation/Depreciation of investments based on Federal tax cost as of April 30, 2008 were as follows:

2008
Gross Appreciation (excess of value over tax cost)	$34,815
Gross Depreciation (excess of tax cost over value)	(66,100)
Net Appreciation (excess of value over tax cost) of Foreign Securities and derivatives	15
$(31,290)

Cost of Investments for income tax purposes	$894,876

Post October Loss: Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the Fiscal year ended April 30, 2008, the Fund elected to defer currency losses occurring between December 31, 2007 (inception date) and April 30th, 2008 in the amount of $272.

Recent Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period ended April 30, 2008 for the Listed Private Equity Fund Class A, Class I and Class R shares were as follows:

Class A
Sold	87,915
Distributions reinvested	—
Redeemed	—
Net increase in shares outstanding	87,915
Class I
Sold	2,219
Distributions reinvested	—
Redeemed	—
Net increase in shares outstanding	2,219
Class R
Sold	100
Distributions reinvested	—
Redeemed	—
Net increase in shares outstanding	100

3. MANAGEMENT AND RELATED PARTY TRANSACTIONS

ALPS Advisers, Inc. (“AAI” or “Adviser”), subject to the authority of the Board of Trustees (“Trustees”), is responsible for the overall management and administration of the Fund’s business affairs. AAI has delegated daily management of Fund assets to Red Rocks Capital LLC (“RRC”) as investment sub-adviser to the fund, who is paid by AAI and not the Fund. RRC manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Trustees. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays AAI an annual management fee of 0.85% based on the Fund’s average daily net assets. Pursuant to an Investment Subadvisory Agreement, AAI pays RRC an annual sub-advisory management fee of 0.57% based on the Fund’s average daily net assets. AAI is required to pay all fees due to RRC out of the management fee AAI receives from the Fund. For the period ended April 30, 2008, the Fund incurred $1,739 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at April 30, 2008.

AAI and RRC have contractually agreed with the Listed Private Equity Fund to limit the amount of the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.00 % of the Fund’s average daily net assets. This agreement is in effect through April 30, 2009 and is reevaluated on an annual basis. Without this agreement, expenses

NOTES TO FINANCIAL STATEMENTS

could be higher. In addition, the Fund’s organizational expenses have been borne by AAI. The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred. For the period ended April 30, 2008, AAI waived management fees of $1,739 and reimbursed $75,520 of Fund expenses.

ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act for each share class. The Plan allows the Fund to use its Class A and Class R assets to pay fees in connection with the distribution, marketing and/or the provision of shareholder services to Class A and R shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A and R shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to its Class A and Class R shares, respectively. Because these fees are paid out of a Fund’s share class assets on an ongoing basis, over time they will increase the cost of an investment in Class A and Class R shares, and Plan fees may cost an investor more than other types of sales charges.

ALPS Fund Services, Inc. (“ALPS” or “Administrator”) serves as administrator to the Fund and has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting, fund administration, and generally assist in the Fund’s operations. The Annual Administrative Fee will be billed monthly, in the amount of: (i) 8 basis points of Fund’s average net assets between $0 - $500 million; and (ii) 6 basis points of Fund’s average net assets between $500 million - $1billion; and (iii) 4 basis points of Fund’s average net assets over $1 billion.

ADDITIONAL INFORMATION (UNAUDITED)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington,DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES AND PROCEDURES

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities during the most recent prior 12-month period will be available without charge, (1) upon request, by calling (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

3. DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

On September 4, 2007, the Trustees met in person to discuss, among other things, the approval of the Advisory Agreement between the Listed Private Equity Fund and AAI, and the Sub-Advisory Agreement between AAI and RRC in accordance with Section 15(c) of the Investment Company Act of 1940. In approving the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee Rate

The Trustees reviewed and considered the contractual advisory fee annual rate of 0.85% of the Fund’s average daily total assets paid by the Trust to the Adviser in light of the extent and quality of the advisory services provided by the Adviser. The Trustees also reviewed and considered the contractual sub-advisory fee annual rate of 0.57% of the Fund’s average daily total assets paid by the Adviser to RRC in light of the extent and quality of the sub-advisory services provided by RRC. The Board received and considered information comparing the Fund’s contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by an independent provider of investment company data. Based on such information, the Trustees further determined that the total expense ratio of 1.00% for the Listed Private Equity Fund, net of any fee waivers in place, is comparable to others within such Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement and Sub-Advisory Agreement

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement and Sub-

Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser and RRC in response to the questionnaires and supplemental questionnaire provided by the Trust, including each of their Forms ADV.

The Trustees considered the background and experience of the Adviser’s and RRC’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s and RRC’s client transactions, insider trading policies and procedures and a description of each of the Adviser’s and RRC’s respective code of ethics.

Performance

The Trustees noted that since the Fund has not yet begun operations, there was no performance to be reviewed or analyzed at this time.

Adviser’s and RRC’s Profitability

The Trustees received and considered a profitability analysis of the Adviser and RRC based on the fees payable under the Advisory and Sub-Advisory Agreements. The Trustees considered the profits, if any, anticipated to be realized by the Adviser and RRC in connection with the operation of the Fund.

Economies of Scale

The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with the Adviser and RRC.

Other Benefits to the Adviser and RRC

The Trustees reviewed and considered any other benefits derived or to be derived by the Adviser and RRC from their relationship with the Fund.

Conclusions

In selecting the Adviser and RRC and approving the Advisory and Sub-Advisory Agreements and the fees charged under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory and Sub-Advisory Agreements. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, concluded that:

•                  the investment advisory and sub-advisory fees received by the Adviser and RRC with respect to the Fund were comparable to others within such Fund’s peer universe;

•                  the nature, extent and quality of services rendered by the Adviser under the Advisory Agreement and by RRC under the Sub-Advisory Agreement was adequate;

•                  the Fund had no performance record at this time;

•                  the profit, if any, anticipated to be realized by the Adviser and RRC in connection with the operation of the Fund was fair to the Trust, especially in light of the fee waiver agreement between the Trust, the Adviser and RRC;

•                  the relatively small size of the Fund did not permit for economies of scale in the Adviser’s and RRC’s provision of services to the Fund; and

•                  there were no material other benefits accruing to the Adviser and RRC in connection with the Adviser’s and RRC’s relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s and RRC’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the Fund and its shareholders.

TRUSTEES & OFFICERS (UNAUDITED)

As of April 30, 2008, the Fund represented one of three separate series offered to the public under the Trust. The Trustees oversee the overall management of each series offered by the Trust and elects officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-866-759-5679. The name, address, age and principal occupations for the past five years of the Trustees and officers of the Fund are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

				Number of
				Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years	Trustee	Trustee

Mary K. Anstine, age 67	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997.	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust; ALPS Variable Insurance Trust; ALPS ETF Trust; Reaves Utility Income Fund; and Westcore Trust.	4

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); ALPS Variable Insurance Trust (1 fund); Reaves Utility Income Fund (1 fund); and Westcore Trust (11 funds).

John R. Moran, Jr., age 77	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado.	4	None

				Number of
				Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years	Trustee	Trustee

Edwin B. Crowder, age 76	Trustee	Mr. Crowder was elected at a special meeting of shareholders held on March 21, 1997.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.	4	None

Jeremy W. Deems, age 31	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	4	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); ALPS Variable Insurance Trust (1 fund); and Reaves Utility Income Fund (1 fund).

INTERESTED TRUSTEES

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years	Trustee	Trustee

W. Robert Alexander, age 80	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS”) and ALPS Distributors Inc. (“ADI”) until September 30, 2005, which provides administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is formerly Chairman and a member of the Board of Trustees Clough Global Allocation Fund, Clough Equity Fund, and Clough Global Opportunities Fund until July 12, 2006. Mr. Alexander is a trustee of two Colorado foundations, A.V. Hunter Inc. and the Hughes Trust.

				4	Mr. Alexander is a Trustee of Financial Investors Variable Insurance Trust (5 funds); and Reaves Utility Income Fund (1 fund).

OFFICERS

Name, Address	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years

Edmund J. Burke, age 47	President	Edmund J. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS (since 2005), President and a Director of ALPS Advisers, Inc. (since 2001), President and a Director of ALPS Financial Services, Inc. and ALPS Distributors, Inc. (1991-2005). Mr. Burke is President of the Reaves Utility Income Fund (since 2004); President of the Financial Investors Variable Insurance Trust; Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

Name, Address	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years

Jeremy O. May, age 38	Treasurer	Jeremy May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Fund as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Financial Investors Variable Insurance Trust; and President, Chairman and Trustee of the ALPS Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

JoEllen L. Legg, Age 46	Secretary	JoEllen Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 – 2004) and at Patton Boggs LLP (2004 – 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of the Reaves Utility Income Fund, Utopia Funds and Westcore Trust; and Assistant Secretary of the Stone Harbor Investment Funds.

Name, Address	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years

Michael Akins, age 31	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO of the Trust at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund, and the ALPS ETF Trust.

Kimberly R. Storms, age 36	Assistant Treasurer	Kim Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust and ALPS Variable Insurance Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

LISTED PRIVATE EQUITY FUND

An ALPS Advisers, Inc. Solution

This report must be preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the Listed Private Equity Fund.

RRC000154 12/31/08

Item 2.                                Code of Ethics.

(a)          The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)         Not applicable.

(c)          During the period covered by this report, no amendments to the provisions of the code of ethics adopted in 2(a) above were made.

(d)         During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.                                Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. Robert Lee served as the Audit Committee Financial Expert until his resignation on November 29, 2007 for health reasons.  Subsequently, Jeremy W. Deems was appointed to the Board and to the Audit Committee and designated as the Registrant’s “Audit Committee Financial Expert” by the Board of Trustees on March 11, 2008.  Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.

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Item 4.                                Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Registrant’s fiscal years ended April 30, 2007 and April 30, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $33,300 and $66,150, respectively.

(b)                                 Audit-Related Fees:  For the Registrant’s fiscal years ended April 30, 2007 and April 30, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the verification of the Registrant’s securities and similar investments in accordance with Rule 17f-2 under the Investment Company Act of 1940 were $11,700 and $14,000, respectively.

(c)                                  Tax Fees:  For the Registrant’s fiscal years ended April 30, 2007 and April 30, 2008, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,945 and $13,735, respectively.  The fiscal year 2007 and 2008 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal years ended April 30, 2007 and April 30, 2008, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 The aggregate non-audit fees billed by the Registrant’s accountant in each of the last two fiscal years of the Registrant were $347,934 in 2008 and $251,445 in 2007.  These fees consisted of non-audit fees billed to (i) the Registrant of $13,735 in 2008 and $7,945 in 2007 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisers, Inc., the Registrant’s investment adviser, of $334,199 in 2008 and $243,500 in 2007.  The non-audit fees billed to AFS related to SAS 70 services and other compliance-related matters.

(h)                                 The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity

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controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Investments.

(a)          Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.                          Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.                          Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

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(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)(1)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	July 7, 2008

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	July 7, 2008

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